FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Management of Capital Risk (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Total loans and financing	R$ 47,899,595	R$ 54,372,798
Cash and cash equivalents	(335,307)	(583,352)	R$ (792,252)	R$ (327,198)
Marketable securities	(10,742,766)	(6,701,937)
Net debt	36,821,568	47,087,509
Total Net Equity	71,394,146	56,008,948	R$ 42,752,532	R$ 44,064,927
Total capital	R$ 108,215,714	R$ 103,096,457
Financial leverage index	34.00%	46.00%